Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Objectives Policies and Processes for Managing Capital [Abstract]
Schedule of Capital Structure
	December 31,	December 31,
	2022	2021

Equity attributable to shareholders of the Company	$81,227	$93,070